MAINSTAY VP FUNDS TRUST

MainStay VP CBRE Global Infrastructure Portfolio
(the “Portfolio”)

Supplement dated August 28, 2021 (“Supplement”) to the Summary Prospectuses, Prospectus and Statement of Additional Information, each dated May 1, 2021, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectus, Prospectus or Statement of Additional Information:

Effective August 28, 2021, Joseph P. Smith will join the portfolio management team for the Portfolio. Except for this change, the portfolio management team for the Portfolio will remain the same.

The table in the section entitled “Management” of the Prospectus and Summary Prospectus is amended to include the following:

Joseph P. Smith, President, CFA and CIO Listed Real Assets	Since August 2021

In the section of the Prospectus entitled “The Fund and its Management,” the subsection entitled “Portfolio Manager Biographies” is amended to include the following:

Joseph P. Smith, CFA

Mr. Smith has managed the MainStay VP CBRE Global Infrastructure Portfolio Fund since August 2021. He joined CBRE Clarion’s predecessor firm in 1997. Prior to that, Mr. Smith worked in various management and analyst positions in the real estate industry including positions at Alex Brown & Sons, PaineWebber and Radnor Advisors. He has over 29 years of real estate investment management experience. Mr. Smith has an MBA from the Wharton School, University of Pennsylvania and a BS from Villanova University. He is also a CFA® charterholder.

The SAI section entitled “Portfolio Managers” is amended as follows:

The table beginning on page 109 is amended to include the following:

		NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE			NUMBER OF ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE
PORTFOLIO MANAGER	PORTFOLIOS MANAGED BY PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANIES	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS	REGISTERED INVESTMENT COMPANIES	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS
Joseph P. Smith	MainStay VP CBRE Global Infrastructure Portfolio	5 RICs $3,640,750,633	9 Accounts $1,209,362,992	12 Accounts $2,075,892,374	0	2 Accounts $218,478,804	3 Accounts $894,570,455

*The information presented for Mr. Smith is as of June 30, 2021.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.